Subsidiary undertakings and related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Subsidiary undertakings and related party transactions
Summary of principal subsidiary undertaking of Ryanair Holdings plc

		Registered	Nature of
Name	% Held in ordinary shares	Office	Business

Buzz (Ryanair Sun S.A.)	100	21 Cybernetyki Street, 02-677 Warsaw, Poland	Airline operator
Lauda Europe Limited	100	191, Level 3, Triq Marina, Pieta' PTA 9041, Malta	Airline operator
Malta Air Limited	100	191, Level 3, Triq Marina, Pieta’ PTA 9041, Malta	Airline operator
Ryanair DAC	100	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator
Ryanair U.K. Limited	100	Enterprise House, 2nd Floor, London Stansted Airport, England	Airline operator

Summary of remuneration paid to senior key management

	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
Basic salary and bonus*	7.3	6.8	3.5
Pension contributions	0.2	0.2	0.2
Non-executive directors’ fees	0.6	0.6	0.5
	8.1	7.6	4.2
Share-based compensation expense (non-cash technical accounting charge)	3.7	3.7	2.4
	11.8	11.3	6.6

*No bonus was paid for fiscal year 2021. Additionally, the Board and management agreed to significant fee/basic salary cuts for fiscal year 2021 as part of the Company's response to the Covid-19 crisis.